Equity - Reclassification out of AOCI (Details 3) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net, selling, general and administrative expenses	¥ 5,210	¥ 3,847	¥ 404
Gain from marketable securities, net	(946)	(70)	(245)
Cost of products sold, Interest expense.	908,311	786,486	674,903
Income taxes	26,466	29,033	25,658
Consolidated net income	(92,863)	(78,088)	(58,777)
Net (income) loss attributable to noncontrolling interests	1,053	2,073	2,505
Net income attributable to Nidec Corporation	(91,810)	(76,015)	¥ (56,272)
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income attributable to Nidec Corporation	1,128	125
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net, selling, general and administrative expenses	233	(64)
Consolidated net income	233	(64)
Net income attributable to Nidec Corporation	233	(64)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) from securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gain from marketable securities, net	(942)	(26)
Income taxes	287	8
Consolidated net income	(655)	(18)
Net income attributable to Nidec Corporation	(655)	(18)
Reclassification out of Accumulated Other Comprehensive Income | Net gains (losses) from derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of products sold, Interest expense.	2,480	28
Income taxes	(944)	(11)
Consolidated net income	1,536	17
Net income attributable to Nidec Corporation	1,536	(17)
Reclassification out of Accumulated Other Comprehensive Income | Pension liability adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net periodic pension cost	44	(114)
Income taxes	(8)	41
Consolidated net income	36	(73)
Net (income) loss attributable to noncontrolling interests	(22)	13
Net income attributable to Nidec Corporation	¥ 14	¥ (60)